Document and Entity Information	12 Months Ended
Dec. 29, 2012
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2012
Trading Symbol	ODP
Entity Registrant Name	OFFICE DEPOT INC
Entity Central Index Key	0000800240